Stockholders' Equity - Summary of Currently Outstanding and Exercisable Stock Options (Details) (10-K)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number Outstanding | shares	7,863
Weighted Average Remaining Contractual Life in Years	7 years 4 months 24 days
Weighted Average Exercise Price	$ 255.90
Number Exercisable | shares	7,863
Weighted Average Exercise Price, Exercisable	$ 255.90
Exercise Price Range One [Member]
Range of Exercise Prices, lower limit	19.20
Range of Exercise Prices, upper limit	$ 19.20
Number Outstanding | shares	7,150
Weighted Average Remaining Contractual Life in Years	7 years 9 months 18 days
Weighted Average Exercise Price	$ 19.20
Number Exercisable | shares	7,150
Weighted Average Exercise Price, Exercisable	$ 19.20
Exercise Price Range Two [Member]
Range of Exercise Prices, lower limit	330.00
Range of Exercise Prices, upper limit	$ 330.00
Number Outstanding | shares	300
Weighted Average Remaining Contractual Life in Years	4 years 10 months 25 days
Weighted Average Exercise Price	$ 330.00
Number Exercisable | shares	300
Weighted Average Exercise Price, Exercisable	$ 330.00
Exercise Price Range Three [Member]
Range of Exercise Prices, lower limit	3,180.00
Range of Exercise Prices, upper limit	$ 4,275.00
Number Outstanding | shares	395
Weighted Average Remaining Contractual Life in Years	2 years 10 months 25 days
Weighted Average Exercise Price	$ 3,245.34
Number Exercisable | shares	395
Weighted Average Exercise Price, Exercisable	$ 3,245.34
Exercise Price Range Four [Member]
Range of Exercise Prices, lower limit	26,280.00
Range of Exercise Prices, upper limit	$ 28,440.00
Number Outstanding | shares	18
Weighted Average Remaining Contractual Life in Years	4 months 24 days
Weighted Average Exercise Price	$ 27,802.76
Number Exercisable | shares	18
Weighted Average Exercise Price, Exercisable	$ 27,802.76